Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Other investment not readily marketable, fair value	$ 278,000,000		$ 248,000,000
Collateral related to derivative contracts			83,000,000
Equity Securities without Readily Determinable Fair Value, Upward Price Adjustment, Cumulative Amount	57,000,000
Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative notional amount	19,076,000,000		19,813,000,000
Interest rate swaps | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Notional amount of derivative instruments entered during period	510,000,000
Notional amount of derivative settled during period	1,200,000,000
Cross currency swaps
Derivatives, Fair Value [Line Items]
Derivative notional amount	16,638,000,000		16,638,000,000
Cross currency swaps | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Pre-tax gains (loss) recognized in other comprehensive income (loss)		$ 1,100,000,000
Forward starting interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative notional amount	3,000,000,000		4,000,000,000
Forward starting interest rate swaps | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Notional amount of derivative instruments entered during period	0
Notional amount of derivative settled during period	1,000,000,000.0
Pre-tax gains (loss) recognized in other comprehensive income (loss)	(203,000,000)
Euro Denominated Debt | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Derivative notional amount	761,000,000		806,000,000
Foreign exchange forwards
Derivatives, Fair Value [Line Items]
Derivative notional amount	1,000,000,000		$ 600,000,000
Foreign exchange forwards | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Notional amount of derivative instruments entered during period	3,000,000,000.0
Notional amount of derivative settled during period	$ 2,600,000,000